Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

3. PROPERTY AND EQUIPMENT

At March 31, 2017 and December 31, 2016, property and equipment consists of the following:

	March 31, 2017	December 31, 2016
Computer equipment	$99,556	$99,556
Furniture and fixtures	21,303	21,303
Leasehold improvements	7,112	7,112
	$127,971	$127,971
Less accumulated depreciation and amortization	110,222	108,649
Total	$17,749	$19,322

Depreciation of property and equipment amounted to $1,573 and $1,916 during the three months ended March 31, 2017 and 2016, respectively. Depreciation costs are included in the accompanying statements of operations in operating expenses.

3. PROPERTY AND EQUIPMENT

At December 31, 2016 and 2015, property and equipment consists of the following:

	2016	2015
Computer equipment	$99,556	$111,196
Furniture and fixtures	21,303	21,303
Leasehold improvements	7,112	35,897
	127,971	168,396
Less accumulated depreciation and amortization	108,649	139,885

Total	$19,322	$28,511

Depreciation of property and equipment amounted to $8,618 and $14,124 during the years ended December 31, 2016 and 2015, respectively. Depreciation costs are included in the accompanying statements of operations in operating expenses.